Operating Segments Information - Major Customers Representing at Least 10 Percent of Net Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of major customers [line items]
NET REVENUE	$ 1,587,415.0	$ 57,224.8	$ 1,339,254.8	$ 1,069,985.4
Customer A [member]
Disclosure of major customers [line items]
NET REVENUE	$ 405,403.0		$ 336,775.5	$ 247,213.3
Percentage of entity's revenue	26.00%	26.00%	25.00%	23.00%
Customer B [member]
Disclosure of major customers [line items]
NET REVENUE	$ 153,740.8
Percentage of entity's revenue	10.00%	10.00%
Customer C [Member]
Disclosure of major customers [line items]
NET REVENUE			$ 167,390.8	$ 152,876.9
Percentage of entity's revenue			12.00%	14.00%